Equity Investment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Equity method investment (unlisted), Carrying Amount	$ 15,856,187
Equity method investment (unlisted), Ownership Percentage	30.00%
Cost method investments (unlisted), Carrying Amount	3,756,603
Cost method investments (unlisted), Ownership Percentage	Less than 20.0%
Equity investment	19,612,790	9,843,558	9,848,148
Impairment of Equity investment	0
Toppan SMIC Electronics (Shanghai) Co., Ltd. [Member]
Schedule of Investments [Line Items]
Equity method investment (unlisted), Carrying Amount	$ 15,856,187
Equity method investment (unlisted), Ownership Percentage	30.00%